Net (Loss)/Income Per Share of Class A Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Net (Loss)/Income Per Share of Class A Common Stock

17.	Net (Loss)/Income Per Share of Class A Common Stock
The following table includes the calculation of basic and diluted net (loss)/income per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands except per share information)		(in thousands except per share information)
Loss from continuing operations	$(46,897)	$(13,911)	$(250,016)	$(37,594)
(Loss)/gain from discontinued operation	—	(511)	(1,022)	28,449

Net loss available to common stockholders	$(46,897)	$(14,422)	$(251,038)	$(9,145)

Basic and diluted net loss per share - continuing operations	$(0.67)	$(0.41)	$(4.29)	$(1.16)
Basic and diluted net (loss)/income per share - discontinued operations	—	(0.01)	(0.02)	0.87

Basic and diluted net loss per share	$(0.67)	$(0.42)	$(4.31)	$(0.29)

Shares used in the computation of basic and diluted net loss per share	69,975	34,258	58,297	32,515
The potentially dilutive securities listed below were not included in the calculation of diluted weighted average common shares outstanding, as their effect would have been anti-dilutive during the three and nine months ended September 30, 2021 and 2020. BlackSky’s pending Form
S-1
registration statement filed with the SEC seeks to register approximately 24.1 million shares underlying the Public Warrants and Private Placement Warrants outlined below, which equates to less than 16% of the total fully diluted outstanding common shares of BlackSky. While the Public Warrants and certain of the Private Placement Warrants are now exercisable, the exercise prices (of either $11.50 per share or $20 per share, depending on the class of warrant) both currently exceed the trading price for BlackSky’s common stock. Shares issued to Legacy BlackSky stockholders as part of the Merger consideration remain locked up pursuant to BlackSky’s bylaws through at least the middle of the first quarter of 2022.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
	(in thousands)		(in thousands)
Restricted class A common stock	420	1,022	420	1,022
Restricted stock units	9,158	—	9,158	—
Common Stock warrants	1,770	12,312	1,770	12,312
Public Warrants (as exercised for class A common stock) treated as liability	15,813	—	15,813	—
Private Placement Warrants (as exercised for class A common stock) treated as liability	8,325	—	8,325	—
Sponsor earn-out shares	2,372	—	2,372	—
Stock options	2,344	3,561	2,344	3,561

17.	Net Loss Per Share of Common Stock
The Company follows the
two-class
method when computing net loss per share of common stock because it has issued securities, other than Class A Common Stock, that contractually entitle the holders to participate in dividends and earnings. These participating securities include the Company’s restricted common stock, which has non-forfeitable
rights to participate in any dividends declared on the Company’s Class A Common Stock. The two-class
method requires all earnings for the period to be allocated between Class A Common Stock and participating securities based upon their respective rights to receive distributed and undistributed earnings.
Under the
two-class
method, for periods with net income, basic net income per Class A
Common Stock
is calculated by dividing the net income attributable to common stockholders by the weighted average number of shares of Class A
Common Stock
outstanding during the period. Net income attributable to common stockholders is calculated by subtracting from net income the portion of current year earnings that the participating securities would have been entitled to receive pursuant to their dividend rights had all of the year’s earnings been distributed. No such adjustment to earnings is made during periods with a net loss, as the holders of the participating securities have no obligation to fund losses.
Diluted net income per Class A common share is computed under the two-class
method by using the weighted average number of shares of Class A
Common Stock
outstanding plus, for periods with net income attributable to common stockholders, the potential dilutive effects of unvested restricted stock, stock options, warrants, and preferred stock.
Due to net losses for the years ended December 31, 2020 and 2019, basic and diluted net loss per share were the same, as the effect of potentially dilutive securities would have been anti-dilutive to loss per share from continuing operations.
The following table includes the calculation of basic and diluted net income/(loss) per share:

	Year Ended December 31,
	2020	2019
	(in thousands except per share information)
Loss from continuing operations	$(47,720)	$(59,985)
Income/(loss) from discontinued operations	28,185	(6,160)

Net loss available to common stockholders	$(19,535)	$(66,145)

Basic and diluted net loss per share - continuing operations	$(1.45)	$(3.30)
Basic and diluted net income/(loss) per share - discontinued operations	0.85	(0.34)

Basic and diluted net loss per share - total	$(0.60)	$(3.64)

Shares used in computation of basic and diluted net income/(loss) per share	33,009	18,164
The following potentially dilutive securities were not included in the calcul
a
tion of weighted average common shares outstanding, as their effect would have been anti-dilutive for the years ended December 31:

	December 31,
	2020	2019
	(in thousands)
Restricted common stock	891	—
Common stock warrants	12,312	11,551
Stock options	3,489	3,856